Supplementary Financial Statement Information - Schedule of Research and Development Expenses – Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses, Net [Abstract]
Payroll and related expenses	$ 3,306	$ 3,078	$ 5,265
Research and development services	3,520	5,039	9,853
Materials	782	553	1,880
Share Based Compensation	738	916	524
Depreciation	282	497	802
Other	576	540	911
Total Research and Development expenses before reimbursement from the Israel Innovation Authority	9,204	10,623	19,235
Israel Innovation Authority participation in research and development costs and royalties payable			(223)
Research and development expenses – net	$ 9,204	$ 10,623	$ 19,012